Schedule of Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts
Schedule of Valuation and Qualifying accounts

Allowance for Credit Losses	Balance at Beginning of Period	Costs and Expenses	Deductions 1	Balance at End of Period
Fiscal year ended December 31, 2021	$224	$464	$—	$689
Fiscal year ended December 31, 2020	$200	$178	$(154)	$224
Fiscal year ended December 31, 2019	$287	$180	$(267)	$200

1	Represents uncollectible accounts charged against the allowance for credit losses, net of recoveries.